--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.

                           RWB/DFA Two-Year Corporate
                             Fixed Income Portfolio

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1997
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities..............................................................................          1
    Statement of Operations..........................................................................................          2
    Statements of Changes in Net Assets..............................................................................          3
    Financial Highlights.............................................................................................          4
    Notes to Financial Statements....................................................................................        5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES
    Schedule of Investments..........................................................................................          7
    Statement of Assets and Liabilities..............................................................................          8
    Statement of Operations..........................................................................................          9
    Statements of Changes in Net Assets..............................................................................         10
    Financial Highlights.............................................................................................         11
    Notes to Financial Statements....................................................................................      12-13

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The DFA Two-Year Corporate Fixed Income Series of The DFA Investment
    Trust Company (13,595,887 Shares, Cost $136,231) at Value.......................  $    138,480
  Receivable for Fund Shares Sold...................................................           185
  Prepaid Expenses and Other Assets.................................................            65
                                                                                      ------------
        Total Assets................................................................       138,730
                                                                                      ------------
LIABILITIES:
  Payable for Fund Share Redeemed...................................................           168
  Payable for Investment Securities Purchased.......................................            17
  Accrued Expenses..................................................................            20
                                                                                      ------------
        Total Liabilities...........................................................           205
                                                                                      ------------
NET ASSETS..........................................................................  $    138,525
                                                                                      ------------
                                                                                      ------------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000).........................    13,597,439
                                                                                      ------------
                                                                                      ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................  $      10.19
                                                                                      ------------
                                                                                      ------------
NET ASSETS CONSIST OF:
    Paid-In Capital.................................................................  $    136,364
    Accumulated Net Investment Loss.................................................           (50)
    Accumulated Net Realized Loss...................................................           (38)
    Unrealized Appreciation of Investment Securities................................         2,249
                                                                                      ------------
        Total Net Assets............................................................  $    138,525
                                                                                      ------------
                                                                                      ------------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received........................................................  $   2,025
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................          6
    Accounting & Transfer Agent Fees.....................................................         10
    Shareholder Services.................................................................         20
    Legal Fees...........................................................................          2
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................         27
    Shareholders' Reports................................................................          4
    Directors' Fees and Expenses.........................................................          1
    Organizational Costs.................................................................          3
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................         75

    Less: Fees Waived and Expenses Reimbursed............................................         (3)
                                                                                           ---------

    Net Expenses.........................................................................         72
                                                                                           ---------

    NET INVESTMENT INCOME................................................................      1,953
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received......................................................        164

Net Realized Loss on Investment Securities...............................................        (40)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................      1,095
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      1,219
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   3,172
                                                                                           ---------
                                                                                           ---------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  SIX MONTHS     JUNE 7
                                                                                     ENDED         TO
                                                                                    MAY 31,     NOV. 30,
                                                                                     1997         1996
                                                                                  -----------   --------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.......................................................   $  1,953     $  3,013
    Capital Gain Distributions Received.........................................        164           --
    Net Realized Gain (Loss) on Investment Securities...........................        (40)           2
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...      1,095        1,154
                                                                                  -----------   --------
        Net Increase in Net Assets Resulting from Operations....................      3,172        4,169
                                                                                  -----------   --------

Distributions From:
    Net Investment Income.......................................................     (3,580)      (1,436)
    Net Realized Gains..........................................................       (164)          --
                                                                                  -----------   --------
        Total Distributions.....................................................     (3,744)      (1,436)
                                                                                  -----------   --------
Capital Share Transactions (1):
    Shares Issued...............................................................     28,002      131,129
    Shares Issued in Lieu of Cash Distributions.................................         74           25
    Shares Redeemed.............................................................    (11,786)     (11,080)
                                                                                  -----------   --------
        Net Increase From Capital Share Transactions............................     16,290      120,074
                                                                                  -----------   --------
        Total Increase..........................................................     15,718      122,807
NET ASSETS
    Beginning of Period.........................................................    122,807           --
                                                                                  -----------   --------
    End of Period...............................................................   $138,525     $122,807
                                                                                  -----------   --------
                                                                                  -----------   --------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...............................................................      2,764       13,082
    Shares Issued in Lieu of Cash Distributions.................................          7            2
    Shares Redeemed.............................................................     (1,164)      (1,093)
                                                                                  -----------   --------
                                                                                      1,607       11,991
                                                                                  -----------   --------
                                                                                  -----------   --------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  SIX MONTHS     JUNE 7
                                                                                     ENDED         TO
                                                                                    MAY 31,     NOV. 30,
                                                                                     1997         1996
                                                                                  -----------   --------
                                                                                  (UNAUDITED)
Net Asset Value, Beginning of Period............................................   $  10.24     $  10.00
                                                                                  -----------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.........................................................       0.15         0.26
  Net Gains (Losses) on Securities (Realized and Unrealized)....................       0.09         0.11
                                                                                  -----------   --------
  Total from Investment Operations..............................................       0.24         0.37
                                                                                  -----------   --------
LESS DISTRIBUTIONS
  Net Investment Income.........................................................      (0.28)       (0.13)
  Net Realized Gains............................................................      (0.01)          --
                                                                                  -----------   --------
  Total Distributions...........................................................      (0.29)       (0.13)
                                                                                  -----------   --------
Net Asset Value, End of Period..................................................   $  10.19     $  10.24
                                                                                  -----------   --------
                                                                                  -----------   --------
Total Return....................................................................       2.47%#       3.69%#

Net Assets, End of Period (thousands)...........................................    138,525      122,807
Ratio of Expenses to Average Net Assets (1).....................................       0.32%*(a)     0.31%*(a)
Ratio of Net Investment Income to Average Net Assets............................       3.00%*(a)     5.72%*(a)
Portfolio Turnover Rate.........................................................        N/A          N/A

--------------

*    Annualized

#    Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended May 31, 1997 and November 30, 1996 would have been 0.33%, and 0.34%, respectively and the ratios of net investment income to average net assets for the periods ended May 31, 1997 and November 30, 1996 would have been 2.99% and 5.69%, respectively.

 N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (The "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, of which RWB/DFA Two-Year Corporate Fixed Income Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA Two-Year Corporate Fixed Income Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1997, The Portfolio owned 100% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For six months ended May 31, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .03% of its average daily net assets. RWBAS waived this fee through December 31, 1996.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation............................  $   2,249
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   2,249
                                                           ---------
                                                           ---------

E. LINE OF CREDIT

    In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 30, 1997.

                        THE DFA INVESTMENT TRUST COMPANY

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT         VALUE+
                                                         -------  ------------
                                                          (000)
BONDS -- (37.9%)
Albertson's, Inc. Medium Term Notes
    5.650%, 03/26/98...................................  $3,300   $  3,296,303
Anheuser-Busch Companies, Inc. Corporate Bonds
    7.600%, 03/01/99...................................   3,500      3,570,000
Associates Corp. of North America Corporate Bonds
    8.350%, 12/23/98...................................   3,000      3,095,700
Associates Corp. of North America Medium Term Notes
    6.250%, 03/15/99...................................     400        399,000
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................   3,700      3,700,000
Canada (Government of) Bonds
    6.400%, 09/10/98...................................   3,300      3,316,500
Chevron Canada Financial, Ltd. Medium Term Notes
    5.600%, 04/01/98...................................   2,500      2,490,625
Coca-Cola Co., Inc. Corporate Bonds
    7.875%, 09/15/98...................................   2,625      2,683,773
FCC National Bank Medium Term Notes
    6.144%, 10/30/98...................................   3,000      3,001,530
Ford Motor Credit Co. Corporate Bonds
    9.250%, 06/15/98...................................   3,000      3,100,770
GTE North, Inc. Corporate Bonds Series B
    5.500%, 02/15/99...................................   4,000      3,945,000
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99...................................   3,700      3,713,875
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................   3,700      3,773,259
KFW International Finance, Inc. Medium Term Notes
    8.250%, 03/18/98...................................   3,000      3,056,250
Michigan Bell Telephone Medium Term Notes
    9.250%, 11/15/98...................................   1,760      1,834,800
Morgan (J.P.) & Co., Inc. Corporate Bonds
    6.362%, 08/05/98...................................   3,000      3,011,760
National Elf Aquitaine, Inc. Corporate Bonds
    7.750%, 05/01/99...................................   3,000      3,067,500
National Rural Utilities Cooperative Finance Corp
  Medium Term Notes
    6.875%, 06/15/98...................................   3,000      3,017,940
NationsBank N.C. Corporate Bonds
    6.100%, 01/19/99...................................   3,750      3,731,250
Norwest Corp. Medium Term Notes
    6.000%, 10/13/98...................................   3,000      3,004,350
Ontario Hydro Medium Term Notes
    5.800%, 03/31/98...................................   1,575      1,575,000
Paccar Financial Corp. Medium Term Notes
    7.320%, 07/15/98...................................   3,000      3,046,590

                                                          FACE
                                                         AMOUNT         VALUE+
                                                         -------  ------------
                                                          (000)

Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................  $3,000   $  3,011,700
Rockwell International Corp. Corporate Bonds
    7.625%, 02/17/98...................................   2,500      2,528,225
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................   3,500      3,464,090
St. Paul Companies, Inc. Medium Term Notes
    8.350%, 08/27/98...................................   1,500      1,540,800
UBS Finance, Inc. Medium Term Notes
    6.200%, 10/01/98...................................   2,500      2,503,125
Upjohn Co. Medium Term Notes
    5.920%, 02/17/98...................................   3,000      2,999,880
Wachovia Bank Medium Term Notes
    5.375%, 04/15/98...................................   3,000      2,984,190
                                                                  ------------
TOTAL BONDS (Cost $84,366,940).........................             84,463,785
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (27.8%)
U.S. Treasury Notes
    5.750%, 12/31/98...................................  30,000     29,855,197
    5.875%, 02/28/99...................................   1,000        995,580
    6.250%, 03/31/99...................................   1,000      1,001,420
    6.250%, 05/31/99...................................   6,000      6,003,300
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,900,475).....             37,855,497
                                                                  ------------
AGENCY OBLIGATIONS -- (7.2%)
Federal Farm Credit Bank
    5.450%, 12/14/98...................................   2,750      2,719,007
Federal National Mortgage Association
    5.940%, 08/14/98...................................   2,000      1,996,580
Student Loan Marketing Association
    6.250%, 06/30/98...................................   5,000      5,012,549
                                                                  ------------
TOTAL AGENCY OBLIGATIONS (Cost $9,706,645).............              9,728,136
                                                                  ------------
SUPRANATIONAL OBLIGATIONS -- (2.3%)
 Inter-American Development Bank 9.450%, 09/15/98 (Cost
   $3,125,166).........................................   3,000      3,120,000
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99) (Cost $867,000)....................     867        867,000
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $135,966,226)++................................           $136,034,418
                                                                  ------------
                                                                  ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investments at Value..............................................................  $    136,034
  Cash..............................................................................             1
  Receivables
    Interest........................................................................         2,378
    Investment Securities Sold......................................................         6,063
    Fund Shares Sold................................................................            17
  Prepaid Expenses and Other Assets.................................................             9
                                                                                      ------------
        Total Assets................................................................       144,502
                                                                                      ------------
LIABILITIES:
  Payable for Investment Securities Purchased.......................................         5,993
  Accrued Expenses and Other Liabilities............................................            29
                                                                                      ------------
        Total Liabilities...........................................................         6,022
                                                                                      ------------
NET ASSETS..........................................................................  $    138,480
                                                                                      ------------
                                                                                      ------------
SHARES OUTSTANDING $.01 PAR VALUE (Unlimited Number of Shares Authorized)...........    13,595,887
                                                                                      ------------
                                                                                      ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................  $      10.19
                                                                                      ------------
                                                                                      ------------
Investments at Cost.................................................................  $    135,966
                                                                                      ------------
                                                                                      ------------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest.............................................................................  $   3,944
                                                                                           ---------

EXPENSES
    Investment Advisory Services.........................................................         98
    Accounting & Transfer Agent Fees.....................................................         30
    Custodian's Fee......................................................................          8
    Legal Fees...........................................................................          1
    Audit Fees...........................................................................          1
    Shareholders' Reports................................................................          1
    Trustees' Fees and Expenses..........................................................          1
    Other................................................................................          2
                                                                                           ---------
        Total Expenses...................................................................        142
                                                                                           ---------

    NET INVESTMENT INCOME................................................................      3,802
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities...............................................        197

Change in Unrealized Appreciation (Depreciation) of Investment Securities................       (755)
                                                                                           ---------

    NET LOSS ON INVESTMENT SECURITIES....................................................       (558)
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   3,244
                                                                                           ---------
                                                                                           ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                              SIX MONTHS    JUNE 7
                                                                                 ENDED        TO
                                                                                MAY 31,    NOV. 30,
                                                                                 1997        1996
                                                                              -----------  ---------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................   $   3,802   $   3,222
    Net Realized Gain on Investment Securities..............................         197         164
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities............................................................        (755)        823
                                                                              -----------  ---------
        Net Increase in Net Assets Resulting from Operations................       3,244       4,209
                                                                              -----------  ---------

Distributions From:
    Net Investment Income...................................................      (2,025)     (3,053)
    Net Realized Gains......................................................        (164)         --
                                                                              -----------  ---------
        Total Distributions.................................................      (2,189)     (3,053)
                                                                              -----------  ---------
Capital Share Transactions (1):
    Shares Issued...........................................................      19,277     126,154
    Shares Issued in Lieu of Cash Distributions.............................          37       1,641
    Shares Redeemed.........................................................      (4,675)     (6,165)
                                                                              -----------  ---------
        Net Increase From Capital Share Transactions........................      14,639     121,630
                                                                              -----------  ---------
        Total Increase......................................................      15,694     122,786
NET ASSETS
    Beginning of Period.....................................................     122,786          --
                                                                              -----------  ---------
    End of Period...........................................................   $ 138,480   $ 122,786
                                                                              -----------  ---------
                                                                              -----------  ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................       1,909      12,591
    Shares Issued in Lieu of Cash Distributions.............................           4         163
    Shares Redeemed.........................................................        (464)       (607)
                                                                              -----------  ---------
                                                                                   1,449      12,147
                                                                              -----------  ---------
                                                                              -----------  ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        SIX MONTHS    JUNE 7
                                                                           ENDED        TO
                                                                          MAY 31,    NOV. 30,
                                                                           1997        1996
                                                                        -----------  ---------
                                                                        (UNAUDITED)
Net Asset Value, Beginning of Period..................................   $   10.11   $   10.00
                                                                        -----------  ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............................................        0.29        0.28
  Net Gains (Losses) on Securities (Realized and Unrealized)..........       (0.04)       0.09
                                                                        -----------  ---------
  Total from Investment Operations....................................        0.25        0.37
                                                                        -----------  ---------
LESS DISTRIBUTIONS
  Net Investment Income...............................................       (0.16)      (0.26)
  Net Realized Gains..................................................       (0.01)         --
                                                                        -----------  ---------
  Total Distributions.................................................       (0.17)      (0.26)
                                                                        -----------  ---------
Net Asset Value, End of Period........................................   $   10.19   $   10.11
                                                                        -----------  ---------
                                                                        -----------  ---------
Total Return..........................................................        2.51%#      3.76%#
Net Assets, End of Period (thousands).................................   $ 138,480   $ 122,786
Ratio of Expenses to Average Net Assets...............................        0.22%*      0.23%*
Ratio of Net Investment Income to Average Net Assets..................        5.83%*      6.11%*
Portfolio Turnover Rate...............................................      111.11%*     81.97%*

--------------

 * Annualized

# Non-Annualized

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen portfolios, of which The DFA Two-Year Corporate Fixed Income Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Series' intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.15 of 1%.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Series made the following purchases and sales of investment securities (amounts in thousands):

                                                                         OTHER
                                                    U.S. GOVERNMENT   INVESTMENT
                                                      SECURITIES      SECURITIES
                                                   -----------------  -----------
Purchases........................................     $    45,863      $  41,112
Sales............................................          40,935         29,636

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..............................  $     191
Gross Unrealized Depreciation..............................       (123)
                                                             ---------
Net........................................................  $      68
                                                             ---------
                                                             ---------

F. LINE OF CREDIT

    In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1997.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 136,269
Undistributed Net Investment Income....................      1,946
Undistributed Net Realized Gain........................        197
Unrealized Appreciation of Investment Securities.......         68
                                                         ---------
                                                         $ 138,480
                                                         ---------
                                                         ---------